Schedule of Investments (unaudited)
December 31, 2023
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Mortgage REITs — 97.7%
AFC Gamma, Inc.	209,708	$ 2,522,787
AGNC Investment Corp.	6,699,557	65,722,654
Angel Oak Mortgage REIT, Inc.	145,373	1,540,954
Annaly Capital Management, Inc.	5,114,664	99,071,042
Apollo Commercial Real Estate Finance, Inc.	1,739,118	20,417,245
Arbor Realty Trust, Inc.(a)	1,741,785	26,440,296
Ares Commercial Real Estate Corp.	646,767	6,700,506
ARMOUR Residential REIT, Inc.(a)	601,653	11,623,936
Blackstone Mortgage Trust, Inc., Class A	1,179,024	25,077,841
BrightSpire Capital, Inc., Class A	1,587,610	11,811,819
Chicago Atlantic Real Estate Finance, Inc.	198,628	3,213,801
Chimera Investment Corp.	2,763,966	13,792,190
Claros Mortgage Trust, Inc.	1,115,018	15,197,695
Dynex Capital, Inc.	698,654	8,747,148
Ellington Financial, Inc.	906,290	11,518,946
Franklin BSP Realty Trust, Inc.	1,022,181	13,809,665
Granite Point Mortgage Trust, Inc.	648,639	3,852,916
Great Ajax Corp.	279,226	1,479,898
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,065,885	29,397,108
Invesco Mortgage Capital, Inc.	564,706	5,003,295
KKR Real Estate Finance Trust, Inc.	728,287	9,635,237
Ladder Capital Corp., Class A	1,390,845	16,008,626
MFA Financial, Inc.	1,257,834	14,175,789
New York Mortgage Trust, Inc.	1,111,638	9,482,272
Nexpoint Real Estate Finance, Inc.	97,919	1,542,224
Orchid Island Capital, Inc.	659,154	5,556,668
PennyMac Mortgage Investment Trust	1,067,313	15,956,330
Ready Capital Corp.	1,962,134	20,111,874
Security	Shares	Value
Mortgage REITs (continued)
Redwood Trust, Inc.	1,399,937	$ 10,373,533
Rithm Capital Corp.	4,997,548	53,373,813
Seven Hills Realty Trust	159,467	2,063,503
Starwood Property Trust, Inc.	3,055,042	64,216,983
TPG RE Finance Trust, Inc.	858,999	5,583,494
Two Harbors Investment Corp.	1,183,400	16,484,762
		621,506,850
Total Long-Term Investments — 97.7% (Cost: $839,198,249)		621,506,850
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(c)(d)	32,628,300	32,651,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	1,121,477	1,121,477
Total Short-Term Securities — 5.3% (Cost: $33,766,751)		33,772,617
Total Investments — 103.0% (Cost: $872,965,000)		655,279,467
Liabilities in Excess of Other Assets — (3.0)%		(19,289,292)
Net Assets — 100.0%		$ 635,990,175
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,292,932	$ 26,351,343(a)	$ —	$ 703	$ 6,162	$ 32,651,140	32,628,300	$ 437,739(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	498,399	623,078(a)	—	—	—	1,121,477	1,121,477	69,098	—
				$ 703	$ 6,162	$ 33,772,617		$ 506,837	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	402	03/15/24	$ 14,331	$ (80,568)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 621,506,850	$ —	$ —	$ 621,506,850
Short-Term Securities
Money Market Funds	33,772,617	—	—	33,772,617
	$ 655,279,467	$ —	$ —	$ 655,279,467
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (80,568)	$ —	$ —	$ (80,568)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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